Subsequent events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent events
23	Subsequent events
From April 1, 2019 to June 30, 2019, the Company repurchased an additional 17,404 shares of its common stock for an aggregate purchase price of approximately $47,000.